CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings - Substantially Restricted [Member]	Accumulated Other Comprehensive Gain (loss) [Member]	Unallocated ESOP Shares [Member]	Total
Balance at Jun. 30, 2018	$ 38	$ 21,516	$ (27,886)	$ 42,795	$ (188)	$ (2,258)	$ 34,017
Net Income				2,795			2,795
Other comprehensive income					203		203
Purchase of treasury stock			(383)				(383)
Amortization of unallocated ESOP shares		34				166	200
Cash dividends declared				(783)			(783)
Balance at Jun. 30, 2019	38	21,550	(28,269)	44,807	15	(2,092)	36,049
Net Income				2,490			2,490
Other comprehensive income					(571)		(571)
Purchase of treasury stock			(506)				(506)
Amortization of unallocated ESOP shares		27				131	158
Cash dividends declared				(707)			(707)
Balance at Jun. 30, 2020	38	21,577	(28,775)	46,590	(556)	(1,961)	36,913
Net Income				1,296			1,296
Other comprehensive income					1,058		1,058
Purchase of treasury stock			(344)				(344)
Amortization of unallocated ESOP shares		19				147	166
Cash dividends declared				(700)			(700)
Balance at Jun. 30, 2021	$ 38	$ 21,596	$ (29,119)	$ 47,186	$ 502	$ (1,814)	$ 38,389